Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Current	£ 8	£ 23
Non-current	12	13
Total	20	36
Property [member]
Disclosure of other provisions [line items]
Current	4	3
Non-current	6	12
Total	10	15
Legal and other [member]
Disclosure of other provisions [line items]
Current	4	20
Non-current	6	1
Total	£ 10	£ 21